Business Changes and Developments Business Changes and Developments	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Changes and Developments
Business Changes and Developments
Atalanta Sosnoff 2016 Transaction - During the fourth quarter of 2016, the founding member of Atalanta Sosnoff announced his intent to retire and entered into an agreement to sell all of his Series A-2 Capital Interests and Series B Capital Interests back to Atalanta Sosnoff. Concurrently, select members of Atalanta Sosnoff received Series C Capital Interests. The Company continues to own Series A-1 Capital Interests, representing a 49% economic interest. Following these transactions, the Company continues to hold a noncontrolling voting interest in the Management Committee of Atalanta Sosnoff, and accordingly continues to account for its interest in Atalanta Sosnoff as an equity method investment.
In addition, as a result of these transactions, the Company performed an assessment of the carrying value of its equity interest in Atalanta Sosnoff for other-than-temporary impairment in accordance with ASC 323-10, "Investments - Equity Method and Joint Ventures." In determining the fair value of its investment, the Company utilized both a market multiple approach and a discounted cash flow methodology based on the adjusted cash flows from operations. The market multiple approach included applying the average earnings multiples of comparable public companies, multiplied by the forecasted earnings of Atalanta Sosnoff, to yield an estimate of fair value. The discounted cash flow methodology began with the forecasted cash flows of Atalanta Sosnoff and applied a discount rate of 15.5%, which reflected the weighted average cost of capital adjusted for the risks inherent in the future cash flows. The forecast inherent in the valuation assumes growth in revenues and earnings by the end of 2018, and, over the longer term, assumes a compound annual growth rate in revenues of 6% from the trailing twelve month period ended November 30, 2016.
As a result of the above analysis, the Company determined that the fair value of its investment in Atalanta Sosnoff was less than its carrying value as of November 30, 2016. The Company concluded this loss in value was other-than-temporary. Accordingly, the Company recorded an impairment charge of $8,100, in Special Charges on the Consolidated Statement of Operations for the year ended December 31, 2016, resulting in an investment in Atalanta Sosnoff at its fair value of $14,730 as of November 30, 2016. This charge resulted in a decrease of $3,980 to Net Income Attributable to Evercore Inc. (after adjustments for noncontrolling interest and income taxes) for the year ended December 31, 2016.
Atalanta Sosnoff 2015 Transaction - On December 31, 2015, the Operating Agreement of Atalanta Sosnoff was amended such that, following the amendment, the Company is entitled to one of the three seats on the Management Committee of Atalanta Sosnoff, which is the governing committee with decision making power over Atalanta Sosnoff's operations (previously the Company held three out of five seats on the Management Committee). In addition, Atalanta Sosnoff exchanged the profits interests held by key employees for Series A-3 and A-4 Capital Interests. The Series A-4 Capital Interests remain profits interests for accounting purposes since they entitle the holder to distributions of future profits and are subject to forfeiture. Following the amendments, the Company continued to own Series A-1 Capital Interests, representing a 49% economic interest. Excluding the remaining profits interests, the Company's equity interest in Atalanta Sosnoff was 56.3% at December 31, 2015.
The 2015 amendments to the Operating Agreement gave the Company a noncontrolling voting interest in the Management Committee of Atalanta Sosnoff. The Management Committee of Atalanta Sosnoff controls the operations of Atalanta Sosnoff, including actions such as the appointment and termination of key management members of Atalanta Sosnoff, the approval of Atalanta Sosnoff's budget, as well as any material expenditure outside of its budget, the launch of new products or material changes in the pricing of existing products, and entering or exiting lines of business. Responsibility for the day-to-day operations remains with the management of Atalanta Sosnoff, including managing client relationships and making discretionary investment decisions. The Company, through the supermajority voting rights of the Management Committee, retains customary protective rights over specified matters that may arise outside of the ordinary course of business and/or where the probability of occurrence is remote.
As a result of the above amendments, the Company deconsolidated the assets and liabilities of Atalanta Sosnoff of $4,726 and $2,074, respectively, at December 31, 2015, and accounted for its interest in Atalanta Sosnoff as an equity method investment from that date forward. See Note 9 for further information. Furthermore, this resulted in a decrease in Goodwill in the Company's Institutional Asset Management reporting unit, in the Investment Management segment, of $27,274, as well as a decrease in Intangible Assets of $13,924, Noncontrolling Interest of $16,090 and Redeemable Noncontrolling Interest of $2,683 at December 31, 2015. In addition, the amendments resulted in a charge related to the conversion of certain of Atalanta Sosnoff's profits interests held by key employees to equity of $6,333 and a loss on deconsolidation of $812, each included in Special Charges on the Consolidated Statement of Operations for the year ended December 31, 2015.
Glisco Transaction - On July 19, 2016, the Company and the principals of its Mexican Private Equity business entered into an agreement to transfer ownership of its Mexican Private Equity business and related entities to Glisco Partners Inc. ("Glisco"), which assumed all responsibility for the management of the existing funds Glisco Partners II, L.P. ("Glisco II," formerly Evercore Mexico Capital Partners II, L.P., or EMCP II) and Glisco Partners III, L.P. ("Glisco III," formerly Evercore Mexico Capital Partners III, L.P., or EMCP III), and is controlled by the principals. These principals ceased to be employed by the Company following this transaction. A Senior Managing Director of the Company will continue to serve on the Investment Committee for the funds. This transaction received consent from the Limited Partner Advisory Committee of the funds and regulatory approval in Mexico during the third quarter of 2016 and closed on September 30, 2016.
As consideration for this transaction, the Company will receive a fixed percentage of the management fees earned by Glisco for a period of up to ten years, as well as a portion of the carried interest in the next two successor funds. The Company committed to invest capital in those successor funds consistent with the level of carried interest it owns and will retain its carried interest and its capital interests in the existing funds. The Company is entitled to 20% of the carried interest in such successor funds. In conjunction with this transaction, the Company entered into a transition services agreement to provide operational support to Glisco for a period of up to 18 months.
Following this transaction, the Company ceased to have a general partner's interest in and deconsolidated Glisco Capital Partners II and III ("GCP II" and "GCP III," formerly Evercore Mexico Partners II and III), the general partners of Glisco II and Glisco III, and related subsidiaries. Going forward the Company will maintain a limited partner's interest in the funds and the general partners of the funds.
In addition, the Company maintains a limited partner's interest in Glisco Manager Holdings LP, from which the Company will receive its portion of the management fees earned by Glisco. The Company's investment in Glisco Manager Holdings LP is accounted for under the cost method of accounting. See Note 9 for further information.
As a result of this transaction, on September 30, 2016 the Company deconsolidated assets and liabilities of $8,302 and $2,343, respectively, and recorded an investment in Glisco Manager Holdings LP of $2,519, representing the fair value of the deferred consideration resulting from this transaction. Furthermore, this resulted in a decrease in Noncontrolling Interest of $5,808 at September 30, 2016 related to GCP III. The transaction resulted in a gain on deconsolidation of $406, included in Other Revenue, Including Interest on the Consolidated Statements of Operations for the year ended December 31, 2016.
Kuna & Co. KG - On July 2, 2015, the Company acquired a 100% interest in Kuna & Co. KG, a Frankfurt-based investment banking advisory boutique, for $8,400. The Company's consideration for this transaction included the payment of €3,000, or $3,335, of cash at closing, as well as deferred cash consideration of €2,000, or $2,223, payable €500 on each of the four anniversary dates of the closing beginning in 2017, and contingent cash consideration which will be settled at various dates through 2020. The contingent consideration has a fair value of $2,225 and $2,221 as of December 31, 2016 and 2015, respectively. Payment of the contingent consideration is dependent on the business meeting certain revenue performance targets. This transaction resulted in the Company recognizing goodwill of $5,476 and intangible assets relating to advisory backlog of $2,900, recognized in the Investment Banking Segment. The intangible assets were being amortized over an estimated useful life of one year. The Company recognized $689 and $2,211 of amortization expense related to these intangible assets for the years ended December 31, 2016 and 2015, respectively. The Company did not consider the acquisition of Kuna & Co. KG to be significant to its financial condition, results of operations or cash flows.
Goodwill and Intangible Assets
Goodwill associated with the Company's acquisitions is as follows:

	Investment Banking	Investment Management	Total
Balance at December 31, 2014	$114,007	$104,225	$218,232
Acquisitions	5,476	—	5,476
Impairment of Goodwill	—	(28,500)	(28,500)
Deconsolidation of Atalanta Sosnoff	—	(27,274)	(27,274)
Foreign Currency Translation and Other	(4,207)	2,734	(1,473)
Balance at December 31, 2015 (1)	115,276	51,185	166,461
Foreign Currency Translation and Other	(787)	(4,713)	(5,500)
Balance at December 31, 2016 (1)	$114,489	$46,472	$160,961

(1)	The amount of the Company's goodwill before accumulated impairment losses of $28,500 was $189,461 and $194,961 at December 31, 2016 and 2015, respectively.
Intangible assets associated with the Company's acquisitions are as follows:

	December 31, 2016
	Gross Carrying Amount			Accumulated Amortization
	Investment Banking	Investment Management	Total	Investment Banking	Investment Management	Total

Client Related	$44,311	$3,830	$48,141	$21,110	$1,586	$22,696
Non-compete/Non-solicit Agreements	—	154	154	—	124	124
Other	5,320	445	5,765	1,647	223	1,870
Total	$49,631	$4,429	$54,060	$22,757	$1,933	$24,690

	December 31, 2015
	Gross Carrying Amount			Accumulated Amortization
	Investment Banking	Investment Management	Total	Investment Banking	Investment Management	Total

Client Related	$50,700	$6,130	$56,830	$17,201	$3,391	$20,592
Non-compete/Non-solicit Agreements	—	169	169	—	108	108
Other	5,320	445	5,765	887	167	1,054
Total	$56,020	$6,744	$62,764	$18,088	$3,666	$21,754

Expense associated with the amortization of intangible assets was $11,640, $17,458 and $8,007 for the years ended December 31, 2016, 2015 and 2014, respectively.
Based on the intangible assets above, as of December 31, 2016, annual amortization of intangibles for each of the next five years is as follows:

2017	$9,835
2018	$9,201
2019	$7,868
2020	$1,182
2021	$996

The Company concluded that there was no impairment of Goodwill or Intangible Assets related to its Reporting Units during the year ended December 31, 2016. At November 30, 2016, in accordance with ASC 350, we performed our annual Goodwill impairment assessment. We concluded that the fair value of our reporting units substantially exceeded their carrying values as of November 30, 2016.
During the third quarter of 2015, the Institutional Asset Management reporting unit was impacted by adverse market and operating conditions, including a decline in AUM that was greater than anticipated at the time of the Company's previous Step 1 impairment assessment, investment performance below benchmarks and lower market multiples for asset managers in response to market volatility during the third quarter. As a result, the Company determined that the Step 1 impairment assessment criteria were satisfied, as contemplated by ASC 350 for the goodwill in its Institutional Asset Management reporting unit as of August 31, 2015.
In determining the fair value of this reporting unit, the Company utilized both a market multiple approach and a discounted cash flow methodology based on the adjusted cash flows from operations. As a result of the analysis, the Company determined that the fair value of the Institutional Asset Management reporting unit was less than its carrying value as of August 31, 2015. Accordingly, during the third quarter of 2015, the Company began a Step 2 impairment assessment, which it completed during the fourth quarter of 2015. The Company recorded a goodwill impairment charge of $28,500 in the Investment Management segment, which is included within Special Charges on the Consolidated Statement of Operations for the year ended December 31, 2015. This charge resulted in an impact of $9,785 on Net Income Attributable to Evercore Inc. (after adjustments for noncontrolling interest and income taxes) for the year ended December 31, 2015.